S000057700 [Member] Performance Management - ClearBridge Large Cap Growth ESG ETF	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows the average annual total returns of the fund and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and an additional index with characteristics relevant to the fund. The fund makes updated performance information, including its current net asset value, available at www.franklintempleton.com/prospectus (select fund), or by calling the fund at (800) DIAL BEN/342-5236.
The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
On August 1, 2025, the fund changed its principal investment strategies to reflect that the fund no longer pursues a specific environmental, social and governance (“ESG”) investment strategy as part of the fund’s large capitalization growth strategy and performance for periods prior to that date is attributable to the fund’s performance before the strategy change.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows changes in the fund’s performance from year to year. The table shows the average annual total returns of the fund and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and an additional index with characteristics relevant to the fund.
Performance Additional Market Index [Text]	The table shows the average annual total returns of the fund and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and an additional index with characteristics relevant to the fund.
Bar Chart [Heading]	Total returns (%) Before taxes
Bar Chart Closing [Text Block]	Calendar Years ended December 31 Best Quarter (06/30/2020): 26.03 Worst Quarter (06/30/2022): (22.83) The year-to-date return as of the most recent calendar quarter, which ended June 30, 2025, was 5.36
Performance Table Heading	Average annual total returns (%)(for periods ended December 31, 2024)
Performance Table Narrative
No one index is representative of the fund’s portfolio.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Important data provider notices and terms are available at www.franklintempletondatasources.com. All data is subject to change.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.franklintempleton.com/prospectus (select fund)
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
ClearBridge Large Cap Growth ESG ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.36%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	26.03%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.83%)
Lowest Quarterly Return, Date	Jun. 30, 2022